Related Party Transactions - Related Party Balances Included in the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 203,023	$ 242,502	$ 162,205
Voyage expenses- related party	1,948	0	172
Vessel operating costs-related party	13,237	15,199	9,392
General and Administrative Expenses - related party	10,072	8,516	6,722
Gain (Loss) on Investments	116,925	(7,178)
Loss / write down on assets held for sale-related party	814	0	347
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	69,368	87,305	67,825
Ultramax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	133,655	155,197	94,380
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expenses- related party	295	0	172
General and Administrative Expenses - related party	103	45	108
Loss / write down on assets held for sale-related party	(414)	0
Bunker Supplier [Member]
Related Party Transaction [Line Items]
Voyage expenses- related party	1,653	0	0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	12,970	13,361	9,379
General and Administrative Expenses - related party	267	99	0
Loss / write down on assets held for sale-related party	(400)	0	(200)
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	6,657	6,707	5,643
SUK
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	2,923	1,665	971
Travel Provider [Member]
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	122	0	0
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Investments	116,878	(7,178)	0
Port Agent [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	267	117	13
6411 Insurance Agents, Brokers and Service [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	$ 0	$ 1,721	0
Contract Termination | Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Loss / write down on assets held for sale-related party			$ (147)